Inventories (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consisted of the following (in thousands):

	June 30, 2020	September 30, 2019
Raw materials	$34,353	$36,855
Work in process	19,557	19,514
Finished goods	76,716	59,022

Total inventories	$130,626	$115,391

Inventories consisted of the following:

	As of September 30,
(In thousands)	2019	2018
Raw materials	$36,855	$35,995
Work in process	19,514	16,009
Finished goods	59,022	58,895

Total inventories	$115,391	$110,899